Commitments	12 Months Ended
Jun. 30, 2018
Commitments [Abstract]
Commitments

14. Commitments

a.	Capital commitments

The Group did not have any commitments for future capital expenditure outstanding as of June 30, 2018 and June 30, 2017.

b.	Lease commitments: Group as lessee

The Group leases various offices under non-cancellable operating leases expiring within 1 to 4 years. The leases have varying terms, escalation clauses and renewal rights. On renewal, the terms of the leases are renegotiated. Excess office space is sub-let to a third party also under a non-cancellable operating lease.

				Later than
			Later than one	three years
			year but no	but no later
		Within one	later than	than five	Later than
(in U.S. dollars, in thousands)	Total	year	three years	years	five years
Operating leases	3,926	1,651	2,240	35	—
Total commitments	3,926	1,651	2,240	35	—

Lease commitments include amounts in AUD and Singapore dollars which have been translated to USD as of June 30, 2018 foreign exchange rates published by the Reserve Bank of Australia.

c.	Lease commitments: Group as lessor

The Group sub-leases under non-cancellable operating leases expiring within 2 years. Future minimum lease payments expected to be received in relation to non-cancellable operating sub-leases are set out below:

				Later than
			Later than one	three years
			year but no	but no later
		Within one	later than	than five	Later than
(in U.S. dollars, in thousands)	Total	year	three years	years	five years
Operating leases	220	155	65	—	—
Total commitments	220	155	65	—	—

d.	Purchase commitments

The Group did not have any purchase commitments as of June 30, 2018.